GOODWILL AND INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET

5.	GOODWILL AND INTANGIBLE ASSETS, NET

The Company has goodwill of $13.6 million resulting from its acquisition of Mimosa in November 2018.

Intangible assets, net consists of the following (in thousands):

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(1,627)	$6,183
Customer relationships	6	2,130	(739)	1,391
Trademarks	2	720	(720)	—
Non-compete	3	180	(125)	55
Total acquired intangible assets		$10,840	$(3,211)	$7,629

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(846)	$6,964
Customer relationships	6	2,130	(177)	1,953
Trademarks	2	720	(390)	330
Non-compete	3	180	(65)	115
Total acquired intangible assets		$10,840	$(1,478)	$9,362

The Company’s intangible assets include internally developed technology, customer relationships, trademarks and non-compete agreements.

●	The internally developed software fair value was calculated by multiplying the core technology license revenue by an estimated fair royalty rate less income taxes and taking the present value of the annual cash flows of the estimated 10-year economic lives of the assets.

●	The customer relationships fair value acquired at the time of the business combination was calculated by multiplying the expected existing customer revenue, after attrition less expenses, and taking the present value of the excess earnings.

●	The trademarks fair value was calculated by multiplying the trademark revenue by an estimated fair royalty rate less income taxes and taking the present value of the annual cash flows of the estimated two year lives of the tax benefit.

●	The non-compete fair value was calculated by the difference between the forecasted revenue with and without the non-compete agreements and taking the present value of the annual cash flows of the estimated three year lives of the benefit of the non-compete agreements.

Amortization expense related to the Company’s intangible assets amounted to $1.7 million, $1.4 million and $0.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Estimated amortization expense for the next five years and thereafter related to the Company’s intangible assets is as follows (in thousands):

2021	$1,191
2022	1,136
2023	1,136
2024	1,107
2025	781
Thereafter	2,278
Total	$7,629

Airspan [Member]
GOODWILL AND INTANGIBLE ASSETS, NET

4.	GOODWILL AND INTANGIBLE ASSETS, NET

The Company has goodwill of $13.6 million at June 30, 2021 and December 31, 2020 resulting from a prior acquisition.

Intangible assets, net consists of the following (in thousands):

	Weighted	June 30, 2021
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Internally developed technology	10	$7,810	$(2,017)	$5,793
Customer relationships	6	2,130	(917)	1,213
Trademarks	2	720	(720)	-
Non-compete	3	180	(155)	25
Total acquired intangible assets		$10,840	$(3,809)	$7,031

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Internally developed technology	10	$7,810	$(1,627)	$6,183
Customer relationships	6	2,130	(739)	1,391
Trademarks	2	720	(720)	-
Non-compete	3	180	(125)	55
Total acquired intangible assets		$10,840	$(3,211)	$7,629

Amortization expense related to the Company’s intangible assets amounted to $0.3 million and $0.4 million for the three months ended June 30, 2021 and 2020, respectively, and $0.6 million and $0.8 million for the six months ended June 30, 2021 and 2020, respectively.

Estimated amortization expense for the remainder of 2021 and thereafter related to the Company’s intangible assets is as follows (in thousands):

2021	$593
2022	1,136
2023	1,136
2024	1,107
2025	781
Thereafter	2,278
Total	$7,031